Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Loss (in thousands) (7) ($)
2022	5,933,500	(736,553)	2,718,744	236,800	34.15	118.67	(162,667)
2021	9,911,980	(325,199)	2,769,874	(314,657)	120.48	133.20	(120,335)
2020	4,559,630	10,775,804	3,091,019	5,857,903	206.09	134.05	(102,487)

Company Selected Measure Name	net loss
Named Executive Officers, Footnote [Text Block]	Represents the amount of total compensation reported for Dr. Woodhouse (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table in the “Executive Compensation—Summary Compensation Table” section of this Proxy Statement. Represent the average of the amounts reported for the named executive officers as a group (excluding our principal executive officer) in the “Total” column of the Summary Compensation Table in the “Executive Compensation—Summary Compensation Table” section of this Proxy Statement in each applicable year. The named executive officers (excluding our principal executive officer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Ms. Nolan Mangini, Drs. Chen and Lieu and Ms. Pierce; and (ii) for 2020, Ms. Nolan Mangini and Dr. Chen.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Biotechnology Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 19.
PEO Total Compensation Amount	$ 5,933,500	$ 9,911,980	$ 4,559,630
PEO Actually Paid Compensation Amount	$ (736,553)	(325,199)	10,775,804
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the amount of “compensation actually paid” to Dr. Woodhouse, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Woodhouse during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Woodhouse’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	5,933,500	(5,072,750)	(1,597,303)	(736,553)
2021	9,911,980	(9,031,230)	(1,205,949)	(325,199)
2020	4,559,630	(3,833,880)	10,050,054	10,775,804
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in the “Executive Compensation—Summary Compensation Table” section of this Proxy Statement for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)(i)
2022	1,111,103	(2,629,286)	922,601	(1,001,721)	—	(1,597,303)
2021	3,320,587	(3,613,487)	1,351,292	(2,264,341)	—	(1,205,949)
2020	6,347,279	3,124,409	876,747	(298,381)	—	10,050,054
(i)The fair values of the equity awards as of the applicable vest dates and fiscal year-end dates were calculated using the Lattice option pricing model with the assumptions in the table below, while the assumptions used for estimating the grant date fair value as reported in the “Option Awards” column in the Summary Compensation Table in the “Executive Compensation—Summary Compensation Table” section of this Proxy Statement were calculated using the Black-Scholes option pricing model. The change in our stock price was also a key driver of change in the fair value of the equity awards.

Assumptions	Measurement Dates in Fiscal Year 2022	Measurement Dates in Fiscal Year 2021	Measurement Dates in Fiscal Year 2020
Volatility	75.1% - 81.8%	72.3% - 78.1%	66.2% - 78.1%
Expiration term (years)	6.03 – 9.92	6.05 – 9.96	6.05 – 9.93
Risk-free interest rate	1.4% - 4.2%	0.5% - 1.7%	0.3% - 1.9%
Expected dividend yield	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 2,718,744	2,769,874	3,091,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 236,800	(314,657)	5,857,903
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding our principal executive officer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our principal executive officer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our principal executive officer) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Compensation Actually Paid to PEO ($)
2022	2,718,744	(2,076,744)	(405,200)	236,800
2021	2,769,874	(2,132,374)	(952,157)	(314,657)
2020	3,091,019	(2,567,922)	5,334,806	5,857,903
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	442,099	(862,839)	328,644	(313,104)	—	(405,200)
2021	784,032	(1,344,371)	319,047	(710,865)	—	(952,157)
2020	4,503,893	745,133	191,790	(106,010)	—	5,334,806

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our principal executive officer and the average compensation actually paid to our non-principal executive officer named executive officers, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other. As described in more detail above in “Compensation Discussion and Analysis” of this Proxy Statement, the Company structures a significant portion of target total compensation of our named executive officers to be comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Loss
Because the Company is a pre-commercial stage company, we had no revenue during the periods presented, other than revenue associated with research and development payments under the Amended Collaboration Agreement. Consequently, we do not use net loss as a performance measure in our executive compensation program. Moreover, as a pre-commercial stage company with only limited, nonrecurring revenue associated with our Amended Collaboration Agreement, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our named executive officers during the periods presented.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The chart below shows the relationship between the Company’s three-year cumulative TSR to the three-year cumulative TSR of the companies in the NASDAQ Biotechnology Index. For more information regarding the Company’s performance and the companies that we consider when determining compensation, refer to “Compensation Discussion and Analysis” in this Proxy Statement.

Total Shareholder Return Amount	$ 34.15	120.48	206.09
Peer Group Total Shareholder Return Amount	118.67	133.20	134.05
Net Income (Loss)	$ (162,667,000)	$ (120,335,000)	$ (102,487,000)
PEO Name	Dr. Woodhouse	Dr. Woodhouse	Dr. Woodhouse
Additional 402(v) Disclosure [Text Block]	otal shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year included in our 2022 Annual Report on Form 10-K. Due to the fact that the Company is not a commercial-stage company, the Company did not have any revenue during the periods presented, other than revenue associated with research and development payments under the Company’s amended and restated research collaboration, product development and license agreement, or the Amended Collaboration Agreement, with Merck Sharpe & Dohme LLC, or Merck. Consequently, the Company did not use net loss as a performance measure in its executive compensation program.
PEO [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,072,750)	$ (9,031,230)	$ (3,833,880)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,597,303)	(1,205,949)	10,050,054
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,111,103	3,320,587	6,347,279
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,629,286)	(3,613,487)	3,124,409
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	922,601	1,351,292	876,747
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,001,721)	(2,264,341)	(298,381)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,076,744)	(2,132,374)	(2,567,922)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(405,200)	(952,157)	5,334,806
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	442,099	784,032	4,503,893
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(862,839)	(1,344,371)	745,133
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	328,644	319,047	191,790
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(313,104)	(710,865)	(106,010)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0